Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2023	2022	2021
		(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$6,912	$17,866	$32,467

Statutory tax rate	23%	12%	12%

Theoretical tax benefit	1,590	2,144	3,896

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,590)	(2,144)	(3,896)

Actual tax expense	$—	$—	$—